Note 53 Balances Arising From Transactions With Entities Of The Group Explanatory (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets [member]
Disclosure of transactions between related parties [line items]
Loans and advances to banks	€ 5	€ 9	€ 9
Loans and advances to customers	791	1,842	2,031
Debt securities arising from transactions with entities of the Group	4	7	7
Liabilities [member]
Disclosure of transactions between related parties [line items]
Deposits from credit institutions	0	1	1
Deposits from customers	134	204	296
Memorandum accounts [Member]
Disclosure of transactions between related parties [line items]
Financial Guarantees Given Related Party Transactions	177	136	154
Other Commitments Given Related Party Transactions	595	751	1,056
Loan commitments given related party transactions	€ 119	€ 10	€ 11